Submission	Aug. 02, 2024
Submission [Line Items]
Central Index Key	0000049826
Registrant Name	Illinois Tool Works Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A